Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the U.S. (“GAAP”).

Accounting Guidance Implemented in 2025

The Plan Sponsor assesses the adoption impacts of recently issued accounting pronouncements on the financial statements of the Plan. There were no new material accounting standards issued or adopted in the year of 2025 that impacted the Plan.

Investment Valuation and Income Recognition

The investments of the Plan are stated at fair value. The Plan performs fair value measurements in accordance with FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”). The ESAB Corporation Retirement Plan Advisory Committee determines the Plan’s valuation policies, utilizing information provided by the investment advisors and Trustee. See Note 3, “Fair Value Measurements” for further discussion of investment valuation inputs.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants

The notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Principal and interest are paid through payroll deductions. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document. During the year ended December 31, 2025 there were $6,579 of deemed distributions from the Plan.
Contributions

Participant contributions and any related employer matching, safe harbor and discretionary contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Non-elective contributions are recorded in the relevant period in accordance with the terms in the Plan document.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the additions and deductions to net assets available for benefits for the periods presented. Actual results may differ from those estimates.